Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Reconciliation of Effective and Nominal Tax Expense

The following table shows the reconciliation between the effective and nominal tax expense at the nominal standard French rate of 33.33% (excluding additional contributions):

	Year ended December 31,
	2015	2016	2017
	(thousands of Euros)
(Loss) before taxes	(44,674)	(114,531)	(147,692)
Theoretical group tax rate	33.33%	33.33%	33.33%
Nominal tax expense	14,890	38,173	49,226
Increase/decrease in tax expense arising from:
Permanent differences (1)	6,089	—	—
Research tax credit	1,895	2,409	3,110
Share-based compensation	(3,473)	(11,451)	(10,260)
Non recognition of deferred tax assets related to tax losses and temporary differences	(19,211)	(29,195)	(41,453)
Other differences	190	64	622
Effective tax expense	—	—	—
Effective tax rate	0%	0%	0%

(1)	The significant balance of permanent differences is mainly affected by transaction costs on capital increase occurred in 2015. These transaction costs are booked in equity and are subject to a tax deduction.